Note 8. Income Tax Benefit	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Note 8. Income Tax Benefit

NOTE 8.   INCOME TAX BENEFIT

The Company accounts for income taxes in accordance with ASC Topic 740 which requires the Company to provide a net deferred tax asset or liability equal to the expected future tax benefit or expense of temporary reporting differences between book and tax accounting and any available operating loss or tax credit carry forwards.

The components of the income tax (provision) benefit for the years ended December 31, were as follows:

	December 31,
	2015	2014

Current tax benefit:
Federal	$443,173	$63,572
State	37,936	-

Total	481,109	63,572

Deferred tax (expense):
Federal	(88,719)	-
State	(16,914)	-

Total	(105,633)	-

Total Income Tax Benefit Before Valuation Allowance	375,476	63,572

Valuation allowance	(375,476)	(63,572)

Total Income Tax Benefit	$-	$-

Deferred tax assets:
Net operating loss carryforward	$367,926	$63,572
Less valuation allowance	(367,926)	(63,572)

	$-	$-

The Company has available at December 31, 2015, tax operating loss carry forwards of approximately $1,295,000, net of the loss of $276,000 of tax operating loss carry forwards due to the change in control of the Company.  Such carry forwards may be applied against future taxable income and expire in 2035.

The amount and ultimate realization of the benefits from the deferred tax assets for income tax purposes is dependent, in part, upon the tax laws in effect, the Company's future earnings, and other future events, the effects of which cannot be determined.

At December 31, 2015, the Company has recorded a valuation allowance of $367,926 to fully offset the deferred tax asset.  The change in the valuation allowance for the year ended December 31, 2015 is $311,904.

As of December 31, 2015, deferred tax assets and the valuation allowance were adjusted by $71,122 due to the loss of tax operating loss carry forwards associated with the change in control of the Company

The reconciliation of the provision (benefit) for income taxes computed at the U.S. federal statutory graduated tax rates to the Company's effective tax rate for the years ended December 31, 2015 and 2014 is as follows:

	Years Ended
	December 31,
	2015	2014

Federal provision (benefit) at statutory
graduated tax rates	(35.00%)	(17.51%)
Change in valuation allowance	35.00%	17.51%

	0.00%	0.00%

The Company has no tax positions at December 31, 2015 and 2014 for which the ultimate deductibility is highly uncertain nor is there uncertainty about the timing of such deductibility.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses.  During the years ended December 31, 2015 and 2014, the Company recognized no interest and penalties.  The Company had no accruals for interest and penalties at December 31, 2015 and 2014.

All tax years from inception are open to examination by the Internal Revenue Service.